Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss) income	$ (529,072)	$ 86,664	$ 405,460
Non-cash items:
Unrealized (gain) loss on derivative instruments	(95,556)	(145,116)	51,910
Income tax expense (recovery)	12,232	24,468	(16,767)
Other	148,469	53,999	(136,893)
Change in operating assets and liabilities (note 17)	106,567	38,333	(12,291)
Net operating cash flow	513,745	620,783	775,832
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,007,010	2,075,014	2,452,878
Scheduled repayments of long-term debt	(687,544)	(967,146)	(1,040,292)
Decrease (increase) in restricted cash	104,142	(49,079)	(21,005)
Net proceeds from equity issuances of Teekay Corporation	25,636	105,462	0
Cash dividends paid	(18,977)	(17,406)	(125,881)
Other financing activities	5,337	87	(2,488)
Net financing cash flow	417,884	(200,662)	918,934
INVESTING ACTIVITIES
Other investing activities	7,613	324	0
Net investing cash flow	(1,054,171)	(530,519)	(1,823,278)
Decrease in cash and cash equivalents	(122,542)	(110,398)	(128,512)
Cash and cash equivalents, beginning of the year	567,994	678,392	806,904
Cash and cash equivalents, end of the year	445,452	567,994	678,392
Teekay Parent
OPERATING ACTIVITIES
Net (loss) income	(362,384)	(66,208)	(1,474,648)
Non-cash items:
Unrealized (gain) loss on derivative instruments	(2,336)	604	(34,871)
Impairments of investments (note 1)	338,749	0	1,360,705
Income tax expense (recovery)	251	525	(52)
Stock-based compensation	6,952	7,106	8,054
Dividends-in-kind	(58,000)	(1,039)	0
Other	3,262	529	(6,907)
Change in operating assets and liabilities (note 17)	718	17,050	25,499
Net operating cash flow	(72,788)	(41,433)	(122,220)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	0	0	194,358
Scheduled repayments of long-term debt	0	0	(86,645)
Decrease (increase) in restricted cash	0	0	22,520
Advances from (to) affiliates	103,400	(15,802)	179,095
Net proceeds from equity issuances of Teekay Corporation	25,636	105,462	0
Cash dividends paid	(18,967)	(17,406)	(125,881)
Other financing activities	(662)	(666)	(4,306)
Net financing cash flow	109,407	71,588	179,141
INVESTING ACTIVITIES
Investments in subsidiaries	(24,443)	(62,714)	(54,215)
Other investing activities	1,289	660	1,250
Net investing cash flow	(23,154)	(62,054)	(52,965)
Decrease in cash and cash equivalents	13,465	(31,899)	3,956
Cash and cash equivalents, beginning of the year	8,585	40,484	36,528
Cash and cash equivalents, end of the year	$ 22,050	$ 8,585	$ 40,484